Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule Of Condensed Statements Of Condition
Following are condensed statements of the parent company:

Statements of Condition	Year Ended December 31
(Dollars in thousands)	2015	2014
Assets:
Cash	$138,139	$167,562
Securities available-for-sale	2,061	2,634
Notes receivable	3,339	3,460
Allowance for loan losses	(925)	(925)
Investments in subsidiaries:
Bank	2,619,715	2,761,725
Non-bank	27,677	17,870
Other assets	186,005	195,898
Total assets	$2,976,011	$3,148,224
Liabilities and equity:
Other short-term borrowings	$-	$3,000
Accrued employee benefits and other liabilities	140,588	138,233
Term borrowings	491,268	720,832
Total liabilities	631,856	862,065
Total equity	2,344,155	2,286,159
Total liabilities and equity	$2,976,011	$3,148,224

Certain previously reported amounts have been reclassified to agree with the current presentation

Schedule Of Condensed Statements of Income

Statements of Income	Year Ended December 31
(Dollars in thousands)	2015	2014	2013
Dividend income:
Bank	$325,000	$180,000	$180,000
Non-bank	1,150	446	957
Total dividend income	326,150	180,446	180,957
Interest income	-	2	125
Other income	5,884	6,265	3,468
Total income	332,034	186,713	184,550
Provision/(provision credit) for loan losses	-	-	(925)
Interest expense:
Short-term debt	6	9	20
Term borrowings	23,579	23,808	24,058
Total interest expense	23,585	23,817	24,078
Compensation, employee benefits and other expense	36,388	30,400	37,490
Total expense	59,973	54,217	60,643
Income/(loss) before income taxes	272,061	132,496	123,907
Income tax benefit	(21,757)	(20,599)	(20,897)
Income/(loss) before equity in undistributed net income of subsidiaries	293,818	153,095	144,804
Equity in undistributed net income/(loss) of subsidiaries:
Bank	(207,831)	68,836	(117,600)
Non-bank	(108)	588	(300)
Net income/(loss) attributable to the controlling interest	$85,879	$222,519	$26,904

Schedule Of Condensed Statements Of Cash Flows

Statements of Cash Flows	Year Ended December 31
(Dollars in thousands)	2015	2014	2013
Operating activities:
Net income/(loss)	$85,879	$222,519	$26,904
Less undistributed net income/(loss) of subsidiaries	(207,939)	69,424	(117,900)
Income/(loss) before undistributed net income of subsidiaries	293,818	153,095	144,804
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	(276)	(390)	(1,314)
(Gain)/loss on securities	259	(5,736)	(2,182)
Stock-based compensation expense	13,796	11,351	16,144
(Gain)/loss on extinguishment of debt	(5,793)	-	-
Net (increase)/decrease in interest receivable and other assets	(6,029)	(1,836)	(4,959)
Net (decrease)/increase in interest payable and other liabilities	(6,777)	1,505	8,626
Total adjustments	(4,820)	4,894	16,315
Net cash provided/(used) by operating activities	288,998	157,989	161,119
Investing activities:
Securities:
Sales and prepayments	1,371	4,693	599
Purchases	(740)	(40)	(120)
Premises and equipment:
Sales/(purchases)	14	(20)	(63)
Decrease/(increase) in interest-bearing cash	-	15,800	64,200
Return on investment in subsidiary	93	150	90
Investment in subsidiary	(9,372)	-	-
Cash paid for acquisition, net	(18,251)	-	-
Net cash provided/(used) by investing activities	(26,885)	20,583	64,706
Financing activities:
Preferred stock:
Proceeds from issuance of preferred stock	-	-	95,624
Cash dividends	(6,200)	(6,200)	(4,288)
Common stock:
Exercise of stock options	7,219	1,864	651
Cash dividends	(53,947)	(47,366)	(38,229)
Repurchase of shares	(32,648)	(43,579)	(91,533)
Term borrowings:
Proceeds from issuance of term borrowings	497,040	-	-
Repayment of term borrowings	(700,000)	-	(100,000)
Increase/(decrease) in short-term borrowings	(3,000)	3,000	(27,200)
Net cash (used)/provided by financing activities	(291,536)	(92,281)	(164,975)
Net increase/(decrease) in cash and cash equivalents	(29,423)	86,291	60,850
Cash and cash equivalents at beginning of year	167,562	81,271	20,421
Cash and cash equivalents at end of year	$138,139	$167,562	$81,271
Total interest paid	$24,345	$23,282	$24,102
Income taxes received from subsidiaries	32,202	17,053	31,075